Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets
Allowances on accounts receivable	$ 5,256	$ 4,189
Stockholders' equity
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	58,410,000	56,715,000
Common stock, shares outstanding	58,410,000	56,715,000